Note C - Swivel Secure Europe, SA Acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill	$ 0	$ 1,262,526
Deferred tax liability	190,715
Swivel Secure Europe [Member]
Total cash paid, including working capital adjustment	1,273,483
Earnout payable	500,000
Cash and cash equivalents	729,905
Accounts receivable	702,886
Equipment acquired	65,640
Other assets	20,708
Intangible assets	762,860
Goodwill	1,258,087
Total estimated assets acquired	3,540,086
Accounts payable and accrued expenses	431,884
Government loan	544,000
Total liabilities assumed	1,166,599
Total estimated fair value of assets acquired and liabilities assumed	2,373,487
Swivel Secure Europe [Member] | Restricted [Member]
Common stock issued	600,004
Total purchase price consideration	$ 2,373,487